Operating Lease Commitments (Tables)	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Future Minimum Lease Payments of Operating Lease Arrangements	Future minimum lease payments of operating lease arrangements at December 31, 2012, are approximately as follows:

2013	$739
2014	62
2015	47
2016	24
2017	9
Thereafter	—

$881